NOTE 7 - CONVERTIBLE DEBT: Convertible Debt (Tables)	Mar. 31, 2023
March 31, 2023
Convertible Debt

Unsecured convertible debt with a principal amount of $6,750, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750
Unsecured convertible debt with a principal amount of $200,000, due 05/01/23, 12% interest, converts at a market price of $0.05 per share.	200,000
Unsecured convertible debt with a principal amount of $388,888, due 10/24/23, 0% interest, converts at the election of the holder at means ninety percent (90%) of the lowest VWAP of our common stock for the five (5) consecutive Trading Days immediately preceding the date of the issuance of a Conversion Election.	388,888

SUBTOTAL	595,638
Less: Discount	-
TOTAL	$ 595,638

December 31, 2022
Convertible Debt
Unsecured convertible debt with a principal amount of $6,750, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750
Unsecured convertible debt with a principal amount of $156,000, due 08/05/23, 10% interest, converts at a market price of $0.05 per share. The proceeds from the sale of the Note were used to satisfy all but $17,000 of our obligations to Jay Decker pursuant to a previously issued promissory note to benefit from terms that our management believes are more favorable to the Company.	110,535
Unsecured convertible debt with a principal amount of $200,000, due 05/01/23, 12% interest, converts at a market price of $0.05 per share.	200,000

SUBTOTAL	317,285
Less: Discount	-
TOTAL	$317,285